Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash Flows From Operating Activities
Net income	$ 8,302	$ 7,783
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Stock based compensation	497	13
Bad debt expense	422	270
Depreciation and amortization of property and equipment	5,286	4,510
Amortization of intangible assets	744	746
Amortization of debt discount	371	240
Gain on sale of property and equipment	(98)
Deferred income taxes	(1,030)	(1,449)
Changes in operating assets and liabilities:
Receivables	(6,647)	1,580
Inventories	9,823	(9,505)
Prepaid expenses and other	1,179	(487)
Income tax receivable/payable	2,863	(11,736)
Other assets	176	(29)
Accounts payable, accrued expenses and other liabilities	2,168	455
Total Adjustments	15,754	(15,392)
Net Cash Provided By (Used In) Operating Activities	24,056	(7,609)
Cash Flows From Investing Activities
Proceeds from sale of property and equipment	249
Purchases of property and equipment	(2,584)	(6,476)
Net Cash Used In Investing Activities	(2,335)	(6,476)
Cash Flows From Financing Activities
Net borrowings under floor plan	9,208	195
Net repayments under revolver line of credit	(3,000)	(3,500)
Repayments under long term debt	(1,858)	(1,886)
Repayments of financing liability	(465)
Payment of contingent liability - RV America acquisition	(1,333)
Loan issuance costs	(139)	(260)
Dividend distribution	(15,000)	(44,498)
Net Cash Used In Financing Activities	(12,587)	(49,949)
Net Increase (Decrease) In Cash	9,134	(64,034)
Cash - Beginning	4,158	68,192
Cash - Ending	13,292	4,158
Supplemental Disclosures of Cash Flow Information:
Cash paid during the year for interest	8,332	6,966
Cash paid during the year for income taxes net of refunds received	3,325	17,664
Non-Cash Investing and Financing Activities
Rental vehicles transferred to inventory, net	74	1,164
Conversion of preferred stock into common stock	$ 2